SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 18	-	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location based services and Wireless communications products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location based services:

The Location based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides Location based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Year ended December 31, 2016
Revenues	141,940	57,634	199,574
Operating income	45,747	2,251	47,998
Assets	84,777	15,793	100,570
Goodwill	1,562	1,844	3,406
Expenditures for assets	9,063	268	9,331
Depreciation and amortization	8,980	180	9,160
Impairment of goodwill and intangible assets	-	-	-
Year ended December 31, 2015
Revenues	127,683	47,945	175,628
Operating income	38,328	2,316	40,644
Assets	62,236	10,463	72,699
Goodwill	1,539	1,817	3,356
Expenditures for assets	14,478	393	14,871
Depreciation and amortization	8,636	152	8,788
Impairment of goodwill and intangible assets	-	929	929
Year ended December 31, 2014
Revenues	133,692	48,435	182,127
Operating income	42,603	3,267	45,870
Assets	63,795	11,094	74,889
Goodwill	1,544	2,497	4,041
Expenditures for assets	12,574	598	13,172
Depreciation and amortization	8,920	148	9,068
Impairment of goodwill and intangible assets	34	888	922

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014

Total revenues of reportable segment and consolidated revenues	199,574	175,628	182,127

Operating income
Total operating income for reportable segments	47,998	40,644	45,870
Unallocated amounts:
Other income (expenses) income	-	-	-
Financing income, net	2,056	1,189	1,704
Consolidated income before taxes on income	50,054	41,833	47,574

Assets
Total assets for reportable segments (*)	103,976	76,055	78,930
Other unallocated amounts:
Current assets	43,874	46,119	57,159
Investments in affiliated and other companies	12,060	4,783	1,095
Property and equipment, net	10,912	8,730	7,786
Other unallocated amounts	7,197	6,316	7,367
Consolidated total assets (at year end)	178,019	142,003	152,337

Other significant items
Total expenditures for assets of reportable segments	9,331	14,871	13,172
Unallocated amounts	4,498	3,676	1,917
Consolidated total expenditures for assets	13,829	18,547	15,089

Total depreciation, amortization and impairment for reportable segments	9,160	9,717	9,990
Unallocated amounts	2,475	2,245	2,229
Consolidated total depreciation, amortization and impairment	11,635	11,962	12,219

(*)	Including goodwill.

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2016	2015	2014

Israel	101,273	88,556	90,061
United States	8,697	7,811	7,568
Brazil	70,982	58,403	66,462
Argentina	14,772	17,324	13,792
Others	3,850	3,534	4,244
Total	199,574	175,628	182,127

	Property and equipment, net
	December 31,
(in thousands)	2016	2014	2013

Israel	11,973	9,934	8,563
United States	106	73	120
Brazil	19,188	17,228	17,801
Argentina	4,377	4,279	5,424
Total	35,644	31,514	31,908

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2016, 2015 and 2014 there were no sales exceeding 10% of total revenues to none of our customers.